Note 10 - Debt - Scheduled Principal Repayments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
December 31, 2017	$ 12,431
December 31, 2018	8,296
December 31, 2019	7,219
December 31, 2020	6,442
December 31, 2021	17,455
December 31, 2022 and thereafter	34,243
Total	$ 86,086